Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Property, plant and equipment, gross	$ 868,609	$ 840,733
Less: accumulated depreciation	(276,899)	(222,817)
Property, plant and equipment, net	591,710	617,916
Land
Property, Plant and Equipment
Property, plant and equipment, gross	93,650	95,830
Buildings
Property, Plant and Equipment
Property, plant and equipment, gross	76,010	74,104
Machinery and equipment
Property, Plant and Equipment
Property, plant and equipment, gross	656,502	631,993
Construction in progress
Property, Plant and Equipment
Property, plant and equipment, gross	$ 42,447	$ 38,806